Related Party Transactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4. Related Party Transactions

Founder Shares  — In April 2011, the Sponsors purchased 1,150,000 ordinary shares as adjusted, (the “Founder Shares”) for $25,000, or approximately $0.022 per share. On May 24, 2012, the Company effectuated a 1.25-for-1 forward split of the outstanding Ordinary Shares, leaving the sponsors and initial shareholders with 1,437,500 founder shares.

Forfeiture  — The Founder Shares included 187,500 Ordinary Shares that were subject to forfeiture if and to the extent the underwriters’ over-allotment option was not exercised, so that the initial shareholders would own 20% of the Company’s issued and outstanding shares after the Public Offering. On July 26, 2012 the over-allotment option was exercised in full and therefore no such shares are subject to forfeiture.

Rights  — The Founder Shares are identical to the Ordinary Shares included in the Public Units sold in the Public Offering except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (ii) the initial shareholders have agreed to waive their redemption rights with respect to the Founder Shares and any Public Shares they purchase in connection with the Initial Business Combination and have also waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering.

Voting  — If the Company seeks shareholder approval of its Initial Business Combination, the initial shareholders have agreed to vote the Founder Shares and any Public Shares purchased during or after the Public Offering in favor of the Initial Business Combination.

Liquidation  — Although the initial shareholders and their permitted transferees have waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering, they are entitled to redemption rights with respect to any Public Shares they may own.

Sponsor and EBC Warrants  — On July 25, 2012, the Sponsors and EBC purchased an aggregate of 4,000,000 and 400,000 warrants, respectively (the “Sponsor Warrants” and “EBC Warrants”, respectively) at $0.50 per warrant (for an aggregate purchase price of $2,200,000) from the Company on a private placement basis simultaneously with the closing of the Public Offering. On July 26,2012 the Sponsors and EBC purchased an aggregate of 381,818 and 38,182 warrants, respectively at $0.50 per warrant (for an aggregate purchase price of $210,000) from the Company on a private placement basis simultaneously with the closing of the over-allotment closing.

Exercise Conditions  — Each Sponsor Warrant and EBC Warrant is exercisable into one ordinary share at $7 per share. The proceeds from the Sponsor Warrants and EBC Warrants were added to the proceeds from the Public Offering held in the Trust Account. The Sponsor Warrants and EBC Warrants are identical to the Public Warrants except that (a) the Sponsor Warrants and EBC Warrants and any Public Warrants purchased by the Sponsors or their affiliates (i) will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are held by the initial purchasers or their affiliates, and (ii) will be subject to certain transfer restrictions described in more detail below, and (b) the period during which the EBC Warrants are exercisable may not be extended beyond five years from the effective date of the registration statement of which this prospectus forms a part. The purchasers have agreed that the Sponsor Warrants and EBC Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed the Initial Business Combination.

Accounting  — Management has determined, in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision the Sponsor Warrants, EBC Warrants, or the Public Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period.

Disposition Restrictions
The initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except in limited circumstances to permitted assigns) until the earlier of (1) one year after the completion of its Initial Business Combination and (2) the date on which the Company consummate a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-Up Period”). Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company’s share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. The Sponsor has agreed not to transfer, assign or sell any of the Sponsor Warrants including the Ordinary Shares issuable upon exercise of the Sponsor Warrants until after the completion of an Initial Business Combination.

Registration Rights
The holders of the Founder Shares, Sponsor Warrants, EBC Warrants and warrants that may be issued upon conversion of working capital loans (and the Ordinary Shares underlying all of such warrants) have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement signed on July 19, 2012. These holders are entitled to make up to three demands (or one demand in the case of the EBC Warrants), excluding short form demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, upon the earlier of (1) one year after the completion of the Company’s Initial Business Combination or (2) the date (1) one year after the completion of the Company’s Initial Business Combination or (2) the date on which the Company consummates a liquidation, merger, share exchange or other similar transaction after the Company’s Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, and (ii) in the case of the Sponsor Warrants and EBC Warrants and the respective Ordinary Shares underlying such warrants, after the completion of the Company’s Initial Business Combination. Notwithstanding the foregoing, in the event the sales price of the Company’s Ordinary Shares reaches or exceeds $9.60 for any 20 trading days within any 30-trading day period during such one year period, 50% of the Founder Shares shall be released from the lock-up and, if the sales price of the Company’s shares reaches or exceeds $12.00 for any 20 trading days within any 30-trading day period during such one year period, the remaining 50% of the Founder Shares shall be released from the lock-up. In addition, members of the Company’s Sponsor and the underwriters have agreed not to, subject to certain limited exceptions, transfer, assign or sell any of the Sponsor Warrants or EBC Warrants (including the Ordinary Shares issuable upon exercise of such Warrants) until after the completion of the Initial Business Combination. The Company will bear the costs and expenses of filing any such registration statements.

Administrative Services
The Company has agreed pay $10,000 per month for up to 21 months for office space, utilities and secretarial and administrative services to Infinity-C.S.V.C. Management Ltd, an affiliate of the Company’s sponsors. Services commenced July 20, 2012 and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company.

Note and advances Payable
In April, 2011, the Company issued an unsecured promissory note for $45,000 to the Sponsors and received from the Sponsors advances in the amount of $93,265; proceeds from the loan and the advances were used to fund a portion of the organizational and offering expenses owed by the Company to third parties. The principal balances of the loan and the advances are repayable on the earlier of (i) the date of the consummation of the Public Offering or (ii) September 30, 2012. The principal balance was pre-payable without penalty at any time in whole or in part. No interest accrued on the unpaid principal balance of the loan and the advances. The loan and the advances were due and payable upon the consummation of the Public Offering. As at March 31, 2013, the loan and the advances have been paid.